Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Total		Legal reserve [member]	Retained earnings [member]	Capital [Member]	Capital reserve [member]	Boa Vista Servicos S A [member]	Boa Vista Servicos S A [member] Capital [Member] Share capital [member]	Boa Vista Servicos S A [member] Capital reserve [member] Warrant [member]	Boa Vista Servicos S A [member] Capital reserve [member] Share premium [member]	Boa Vista Servicos S A [member] Capital reserve [member] Restricted share plan [member]	Boa Vista Servicos S A [member] Capital reserve [member] Share-based payment plans [member]	Boa Vista Servicos S A [member] Capital reserve [member] Treasury shares [member]	Boa Vista Servicos S A [member] Capital reserve [member] Issuance cost [Member]	Boa Vista Servicos S A [member] Capital reserve [member] Other capital reserves [member]	Boa Vista Servicos S A [member] Capital reserve [member] Legal reserve [member]	Boa Vista Servicos S A [member] Profit reserve [member] Profit retention reserve [member]	Boa Vista Servicos S A [member] Profit reserve [member] Retained earnings [member]
Beginning period at Dec. 31, 2020	R$ 453,296			R$ 427,061	R$ 26,160	R$ 75	R$ 1,796,619	R$ 1,638,058	R$ 0	R$ 136,330	R$ 0	R$ 50,014	R$ 0	R$ (46,539)	R$ 0	R$ 9,539	R$ 9,217	R$ 0
Restricted share plan							2,681				2,681
Capital increase							28,723	28,723
Warrants							35,651		35,651
Capital increase – options exercise							48,488	48,488				(25,044)			25,044
Profit (loss) for the year	(229,964)			(229,964)			175,197											175,197
Legal reserve approved by shareholders							(8,760)									8,760		(8,760)
Dividend paid	(2,910)			(2,910)			(6,946)											(6,946)
Interest on net equity							(35,146)											(35,146)
Proposal of profit retention																	124,345	(124,345)
Change in capital	281				281
Change in other reserves	11					11
Ending period at Dec. 31, 2021	220,714			194,187	26,441	86	2,045,267	1,715,269	35,651	136,330	2,681	24,970	0	(46,539)	25,044	18,299	133,562	0
Restricted share plan							1,006				1,006
Profit (loss) for the year	52,028			52,028			297,750											297,750
Legal reserve approved by shareholders							(14,888)									14,888		(14,888)
Interest on net equity							(134,784)											(134,784)
Recapitalization	(5,840)			(5,840)
Proposal of profit retention																	148,078	(148,078)
Restricted share plan - Vesting of shares							(358)				(1,230)		872
Share buyback							(9,657)						(9,657)
Change in other reserves	19					19
Ending period at Dec. 31, 2022	266,921			240,375	26,441	105	2,199,224	1,715,269	35,651	136,330	2,457	24,970	(8,785)	(46,539)	25,044	33,187	281,640	0
Restricted share plan							1,404				1,404
Warrants							(6,258)		(6,258)
Profit (loss) for the year							108,023											108,023
Legal reserve approved by shareholders							(5,572)
Restricted share plan - Vesting of shares							(183)				(534)		351
Share buyback							(4,498)						(4,498)
Cancellation of warrants									(29,393)						29,393
Cancellation of stock options												(24,970)			24,970
Cancellation of treasury shares	(12,932)	[1]											12,932		(12,932)
Ending period at Aug. 07, 2023							2,297,712	1,715,269	0	136,330	3,327	0	0	(46,539)	66,475	33,187	281,640	108,023
Beginning period at Dec. 31, 2022	266,921			240,375	26,441	105	R$ 2,199,224	R$ 1,715,269	R$ 35,651	R$ 136,330	R$ 2,457	R$ 24,970	R$ (8,785)	R$ (46,539)	R$ 25,044	R$ 33,187	R$ 281,640	R$ 0
Profit (loss) for the year	217,833			217,833
Legal reserve approved by shareholders			R$ 2,595	(2,595)
Change in capital	2,747,448				2,722,910	24,538
Change in other reserves	(91)					(91)
Legal reserve			10,892	(10,892)
Ending period at Dec. 31, 2023	R$ 3,232,111		R$ 13,487	R$ 444,721	R$ 2,749,351	R$ 24,552

[1]	On August 7, 2023, due to the merger of Company’s shares by EFX Brasil (Note 1 a.), there was a cancellation of 2,770,900 ordinary shares issued by the Company held in treasury.